[LOGO]

[THE HARTFORD]

May 6, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                               Hartford Life and Annuity Insurance Company
Separate Account Seven (“Registrant”)
Hartford Leaders Plus (Series II/IIR/III)
File No. 333-101949

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on May 3, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-6733.

Very truly yours,

/s/ Erin C. Schwerzmann

Erin C. Schwerzmann
Associate Counsel